Prospectus and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 1, 2023 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectuses and Statement of Additional Information dated April 28, 2023

Discovery Portfolio
Emerging Markets Debt Portfolio
Emerging Markets Equity Portfolio
Global Infrastructure Portfolio
Global Real Estate Portfolio
Global Strategist Portfolio
Growth Portfolio
U.S. Real Estate Portfolio
(the "Funds")

Effective immediately, the Funds, Morgan Stanley Investment Management Inc., the Funds' investment adviser, and Morgan Stanley Distribution, Inc., the Funds' distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Funds' Prospectuses and Statement of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.